ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.4%

Aerospace/Defense – 3.9%
HEICO Corp.	30,349	$5,796,659

Auto Parts & Equipment – 4.4%
Miller Industries, Inc.	127,518	6,388,652

Chemicals – 4.1%
Celanese Corp.	34,975	6,010,803

Commercial Services – 7.7%
Moody’s Corp.	13,936	5,477,266
Rollins, Inc.	124,476	5,759,505
Total Commercial Services		11,236,771

Computers – 3.9%
Science Applications International Corp.	43,401	5,659,056

Diversified Financial Services – 7.8%
Federal Agricultural Mortgage Corp., Class C	28,223	5,556,544
Intercontinental Exchange, Inc.	42,638	5,859,741
Total Diversified Financial Services		11,416,285

Electronics – 4.3%
Amphenol Corp., Class A	54,514	6,288,190

Food – 3.9%
Hershey Co. (The)	29,598	5,756,811

Healthcare - Products – 12.3%
Abbott Laboratories	49,789	5,659,018
Stryker Corp.	18,158	6,498,204
Thermo Fisher Scientific, Inc.	10,211	5,934,735
Total Healthcare - Products		18,091,957

Insurance – 3.9%
Aflac, Inc.	67,304	5,778,721

Leisure Time – 3.9%
Polaris, Inc.	57,347	5,741,582

Machinery - Diversified – 4.1%
Otis Worldwide Corp.	60,542	6,010,004

Media – 3.6%
FactSet Research Systems, Inc.	11,543	5,245,024

Packaging & Containers – 3.9%
Silgan Holdings, Inc.	118,621	5,760,236

Pharmaceuticals – 4.4%
Cencora, Inc.	26,701	6,488,076

Real Estate – 3.8%
McGrath RentCorp	45,354	5,595,323

Software – 16.0%
Broadridge Financial Solutions, Inc.	26,790	5,488,199
Fair Isaac Corp.(a)	4,655	5,816,935
Fiserv, Inc.(a)	41,021	6,555,976
Intuit, Inc.	8,715	5,664,750
Total Software		23,525,860

Water – 3.5%
American Water Works Co., Inc.	41,530	5,075,381

Total Common Stocks (Cost $126,704,879)		145,865,391

MONEY MARKET FUND – 0.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(b) (Cost $808,184)	808,184	808,184

Total Investments – 100.0% (Cost $127,513,063)		146,673,575
Liabilities in Excess of Other Assets – (0.0)%**		(48,827)
Net Assets – 100.0%		$146,624,748

**	Less than 0.05%.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of March 31, 2024.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$145,865,391	$-	$-	$145,865,391
Money Market Fund	808,184	-	-	808,184
Total	$146,673,575	$-	$-	$146,673,575

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.9%
Auto Parts & Equipment	4.4
Chemicals	4.1
Commercial Services	7.7
Computers	3.9
Diversified Financial Services	7.8
Electronics	4.3
Food	3.9
Healthcare - Products	12.3
Insurance	3.9
Leisure Time	3.9
Machinery - Diversified	4.1
Media	3.6
Packaging & Containers	3.9
Pharmaceuticals	4.4
Real Estate	3.8
Software	16.0
Water	3.5
Money Market Fund	0.6
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.